Share Based Compensation (Details) - Schedule of Fair Value of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model [Abstract]
Expected volatility	170.10%
Risk-free interest rate	3.48%
Expected term from grant date (in years)	5 years 3 months
Dividend rate
Dilution factor	1
Fair value (in Dollars per share)	$ 2.68